BASIC EARNINGS PER SHARE (Details) Rp / shares in Units, $ / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp) Rp / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 IDR (Rp) Rp / shares shares	Dec. 31, 2023 IDR (Rp) Rp / shares shares
Earnings per share [line items]
Owners of the parent company	Rp 17,486	$ 1,049	Rp 22,365	Rp 23,053
Weighted average shares outstanding, basic	99,061,024,659	99,061,024,659	99,062,216,600	99,062,216,600
Basic earnings per share | (per share)	Rp 176.52	$ 0.01	Rp 225.77	Rp 232.71
Number of ADS listed on NYSE	43,568,230	43,568,230
Series B shares
Earnings per share [line items]
Number of equivalent shares listed on the NYSE	4,356,822,980	4,356,822,980